Individuals with Highest Emoluments (Tables)	12 Months Ended
Dec. 31, 2020
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Emoluments Payable to the Five Individuals with Highest Emoluments
The emoluments payable to the five individuals with highest are as follows:

	2020	2019	2018
	’000	’000	’000
Salaries, allowances and benefits in kind	7,684	6,592	6,579
Performance related bonuses	4,545	4,314	4,208
Retirement scheme contributions	215	187	156

	12,444	11,093	10,943

Emoluments by Bands	The emoluments fell within the following bands:

	2020	2019	2018
	Number of individuals	Number of individuals	Number of individuals
Emolument bands
2,000,001—2,500,000	4	5	5
2,500,001—3,000,000	1	—	—